INTANGIBLE ASSETS - Impairment Calculation Assumptions for Goodwill (Details) - Sunrise Dam - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 203	$ 166	$ 228
Fair value less costs to dispose	823	566	263
Amount by which unit's recoverable amount exceeds its carrying amount	620	400	35
Goodwill	$ 102	$ 95	$ 105
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	8.76%	5.00%	5.00%
Long-term real gold price
Disclosure of information for cash-generating units [line items]
Increase (decrease) of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	(22.80%)	(16.10%)	(2.30%)
Actuarial assumption of discount rates
Disclosure of information for cash-generating units [line items]
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)			10.10%
Percentage of reasonably possible increase in actuarial assumption (in percent)			5.10%
AUD/USD Exchange rate
Disclosure of information for cash-generating units [line items]
Increase (decrease) of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)			2.40%